Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	497
Document Period End Date	Sep 30, 2012
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jun 28, 2013
Document Effective Date	Jun 28, 2013
Prospectus Date	Jan 28, 2013
Chase Mid-Cap Growth Fund | Class N
Risk/Return:
Trading Symbol	CHAMX
Chase Mid-Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	CHIMX

Chase Mid-Cap Growth Fund
Chase Mid-Cap Growth Fund
CHASE MID-CAP GROWTH FUND

Class N

Institutional Class

A series of Advisors Series Trust (the “Trust”)

Supplement to the Prospectus dated January 28, 2013

and to the Statement of Additional Information (“SAI”)

Dated January 28, 2013, as supplemented March 26, 2013

•   Effective June 30, 2013, the Chase Mid-Cap Growth Fund’s expense cap on net annual fund operating expenses will be reduced from 1.48% to 1.43% of the Class N’s average daily net assets and from 1.23% to 1.18% of the Institutional Class’s average daily net assets, excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses.  This contractual reduction will be in effect for a minimum term of one year and any future increase requires the prior approval of the Trust’s Board of Trustees and notice to shareholders.

In connection with this reduction, the “Fees and Expenses of the Fund” section on page 1 of the Summary Prospectus and page 6 of the Prospectus are hereby deleted and replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Chase Mid-Cap Growth Fund	Class N	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Chase Mid-Cap Growth Fund		Class N	Institutional Class
Management Fees		0.75%	0.75%
Other Expenses (includes Shareholder Servicing Plan Fees)		1.02%	0.77%
Shareholder Servicing Plan Fees		0.25%	none
Total Annual Fund Operating Expenses		1.77%	1.52%
Less: Fee Waiver and/or Expense Reimbursement	[1]	(0.34%)	(0.34%)
Net Annual Fund Operating Expenses		1.43%	1.18%
[1]	Chase Investment Counsel Corporation (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), leverage interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses for the Mid-Cap Growth Fund Class N and Institutional Class to 1.43% and 1.18% of the Fund's average daily net assets, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least June 30, 2014, and may be terminated only by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Adviser may request recoupment of previously waived fees and expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Chase Mid-Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N	146	524	928	2,056
Institutional Class	120	447	797	1,784

Portfolio Turnover.
The Mid-Cap Growth Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 115.0% of the average value of its portfolio.

•   All other references contained in the Prospectus and SAI to the Fund’s previous annual expense caps of 1.48% for Class N and 1.23% for the Institutional Class are hereby superseded by the information contained in this Supplement.

Please retain this Supplement with your Prospectus and SAI.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
CHASE MID-CAP GROWTH FUND

Class N

Institutional Class

A series of Advisors Series Trust (the “Trust”)

Supplement to the Prospectus dated January 28, 2013

and to the Statement of Additional Information (“SAI”)

Dated January 28, 2013, as supplemented March 26, 2013

•   Effective June 30, 2013, the Chase Mid-Cap Growth Fund’s expense cap on net annual fund operating expenses will be reduced from 1.48% to 1.43% of the Class N’s average daily net assets and from 1.23% to 1.18% of the Institutional Class’s average daily net assets, excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses.  This contractual reduction will be in effect for a minimum term of one year and any future increase requires the prior approval of the Trust’s Board of Trustees and notice to shareholders.

In connection with this reduction, the “Fees and Expenses of the Fund” section on page 1 of the Summary Prospectus and page 6 of the Prospectus are hereby deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Chase Mid-Cap Growth Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Mid-Cap Growth Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 115.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
•   All other references contained in the Prospectus and SAI to the Fund’s previous annual expense caps of 1.48% for Class N and 1.23% for the Institutional Class are hereby superseded by the information contained in this Supplement.

Please retain this Supplement with your Prospectus and SAI.

Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	524
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,056
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	447
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,784

[1]	Chase Investment Counsel Corporation (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), leverage interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses for the Mid-Cap Growth Fund Class N and Institutional Class to 1.43% and 1.18% of the Fund's average daily net assets, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least June 30, 2014, and may be terminated only by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Adviser may request recoupment of previously waived fees and expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013